UNIT-BASED COMPENSATION (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of common units that may be delivered (in shares)		500,000
Options outstanding, aggregate intrinsic value		$ 0	$ 0
Unrecognized compensation cost		0
Grant of unit options		50,000	207,000	$ 234,000
Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant of unit options		$ 50,000	$ 207,000	$ 234,000
Phantom Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in the period (in shares)		70,752
Vesting period		3 years
Golar Partners, Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year, phantom shares (in shares)	99,000	0	0
Exercise price as of grant date (in dollars per share)	$ 20.55
Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	5 years
Vesting November 18, 2017 | Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.33%
Vesting November 18, 2018 | Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.33%
Vesting November 18, 2019 | Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.33%